Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2020 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2020 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.99%)
Past 5 years	3.30%
Since Inception	4.14%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.17%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.29%
Since Inception	4.16%	[1]

[1]	AFrom June 6, 2017.